SECURITIES (Details 1) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Held to maturity, Amortized Cost
Amortized Cost, Total	$ 6,423	$ 9,018
Held-to-maturity, Fair Value
Fair Value, Total	6,534	$ 9,195
US Government Agencies Short-term Debt Securities [Member]
Held to maturity, Amortized Cost
Amortized Cost, Within One Year	1,005
Amortized Cost, One to five Years	2,597
Amortized Cost, Total	3,602
Held-to-maturity, Fair Value
Fair Value, Within one year	1,005
Fair Value, One to five years	2,598
Fair Value, Total	$ 3,603